Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of inventories [line items]
Brazilian tax credits and interest receivables	$ 1,422		$ 1,299
Trade receivables [member]
Disclosure of inventories [line items]
Impairment losses	$ 25	$ 28